UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Richard J. Ertel, Assistant Secretary

American Income Fund, Inc.

800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7987

Date of fiscal year end:	8/31

Date of reporting period:	6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05642

Reporting Period: 07/01/2008 - 06/30/2009

American Income Fund Inc./VA

========================== AMERICAN INCOME FUND, INC. ==========================

ISTAR FINANCIAL INC.

Ticker:       SFI            Security ID:  45031U705

Meeting Date: MAY 27, 2009   Meeting Type: Annual

Record Date:  APR 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Jay Sugarman             For       For          Management

1.2   Elect Director Glenn R. August          For       For          Management

1.3   Elect Director Robert W. Holman, Jr.    For       For          Management

1.4   Elect Director Robin Josephs            For       For          Management

1.5   Elect Director John G. McDonald         For       For          Management

1.6   Elect Director George R. Puskar         For       For          Management

1.7   Elect Director Dale Anne Reiss          For       For          Management

1.8   Elect Director Jeffrey A. Weber         For       For          Management

2     Approve Omnibus Stock Plan              For       Against      Management

3     Approve Performance-Based Retention     For       Against      Management

      Award for Chairman and Chief Executive

      Officer

4     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Income Fund, Inc.

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr. Treasurer

Date	August 31, 2009

* Print the name and title of each signing officer under his or her signature.